Organization and background	12 Months Ended
Dec. 31, 2017
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Organization and background
1.	Organization and background

1.1	Nature of Operations

Netshoes (Cayman) Limited (“NSC” or the “Parent”) was incorporated in the Cayman Islands on April 12, 2011. NSC is a holding company and conducts its business primarily through its subsidiaries (together with NSC, the “Company”, “we” or “us”). The Company’s registered office is at Willow House, Cricket Square, George Town, KY 1-1104, Cayman Islands. Major shareholders of the Company include Tiger Global Private Investment Partners V, L.P. (“Tiger Global V”), Tiger Global Private Investment Partners VI, L.P. (“Tiger Global VI”), Archy LLC (“Archy”), CDK Net Fund IC and HCFT Holdings.

The Company is a leading sports and lifestyle ecommerce destination in Latin America with operations in Brazil, Mexico and Argentina. The Company’s core business is to offer to its customers a reliable and convenient online shopping experience with a wide selection of products including athletic shoes, jerseys, apparel, accessories and sporting equipment from leading international, local and private brands as well as fashion. The Company conducts its business mainly through its ecommerce websites (www.netshoes.com, www.shoestock.com and www.zattini.com).

1.2	Initial Public Offering

On April 18, 2017, the Company completed its Initial Public Offering (IPO). The Company sold 8,250,000 of its common shares at a public offering price of $18.00 per common share, for gross proceeds of $148.5 million (or R$459.7 million, using the exchange rate on the date of completion of the IPO). The Company received net proceeds of $134.2 million (or R$415.6 million, using the exchange rate on the date of completion of the IPO), after deducting $9.7 million (or R$29.9 million, using the exchange rate on the date of completion of the IPO) in underwriting discounts and commissions and $4.6 million (or R$14.2 million, using the exchange rate on the date of completion of the IPO) of other offering expenses.

The shares offered and sold in the initial public offering were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form F-1 (Registration No.333-216727), which was declared effective by the Securities and Exchange Commission on April 12, 2017. The common stock began trading on the New York Stock Exchange on April 12, 2017 under the symbol “NETS.”

1.3	Split of Shares

The Board of Directors approved a 1.0 for 3.0 share split of the Company’s outstanding common shares. The share split became effective on April 18, 2017. The Company has retrospectively adjusted loss per share data considering the split of shares (see note 4).